Derivative Financial Instruments and Risk Management Policies - Evolution of Hedges in Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	€ 313	€ 725
Changes in the fair value registered in equity	710	(469)
Transfer to the initial value of hedged item	2	15
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	(649)	53
Total translation differences	2	(4)
Other movements	10	(7)
Balance of hedges in equity at end of period	388	313
Derivative instruments | Net investment hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(100)	(30)
Changes in the fair value registered in equity	382	(66)
Transfer to the initial value of hedged item	0	0
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	0	0
Total translation differences	0	(1)
Other movements	26	(3)
Balance of hedges in equity at end of period	308	(100)
Amounts remaining in equity for continuing hedges	308	(100)
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	0	0
Derivative instruments | Interest rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(56)	(37)
Changes in the fair value registered in equity	(8)	(49)
Transfer to the initial value of hedged item	1	1
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	7	32
Total translation differences	3	(3)
Other movements	0	0
Balance of hedges in equity at end of period	(53)	(56)
Amounts remaining in equity for continuing hedges	(24)	(33)
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(29)	(23)
Derivative instruments | Exchange rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	441	861
Changes in the fair value registered in equity	430	(445)
Transfer to the initial value of hedged item	0	6
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	(710)	19
Total translation differences	(1)	0
Other movements	0	0
Balance of hedges in equity at end of period	160	441
Amounts remaining in equity for continuing hedges	127	408
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	33	33
Derivative instruments | Interest rate and exchange rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	176	210
Changes in the fair value registered in equity	159	(66)
Transfer to the initial value of hedged item	2	13
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	(166)	19
Total translation differences	0	0
Other movements	0	0
Balance of hedges in equity at end of period	171	176
Amounts remaining in equity for continuing hedges	240	250
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(69)	(74)
No derivative instruments | Net investment hedges
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(11)	(9)
Changes in the fair value registered in equity	(1)	2
Transfer to the initial value of hedged item	0	0
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	0	0
Total translation differences	0	0
Other movements	0	(4)
Balance of hedges in equity at end of period	(12)	(11)
Amounts remaining in equity for continuing hedges	(12)	(11)
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	0	0
Total gross amount
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	450	995
Changes in the fair value registered in equity	962	(624)
Transfer to the initial value of hedged item	3	20
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	(869)	70
Total translation differences	2	(4)
Other movements	26	(7)
Balance of hedges in equity at end of period	574	450
Amounts remaining in equity for continuing hedges	639	514
Amounts remaining in equity from any hedging relationship for which hedge accounting is no longer applied	(65)	(64)
Tax effect
Changes in Hedges in Equity [Roll Forward]
Balance of hedges in equity at beginning of period	(137)	(270)
Changes in the fair value registered in equity	(252)	155
Transfer to the initial value of hedged item	(1)	(5)
Transfer to the income statement of the period - the hedged future cash flows are no longer expected to happen	0	0
Transfer to the income statement of the period - the hedged item has affected profit or loss	220	(17)
Total translation differences	0	0
Other movements	(16)	0
Balance of hedges in equity at end of period	(186)	(137)
Interest expenses | Derivative instruments | Interest rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Transfer to the income statement of the period - the hedged item has affected profit or loss	229	240
Interest expenses | Derivative instruments | Exchange rate risk | Cash flow hedges
Changes in Hedges in Equity [Roll Forward]
Transfer to the income statement of the period - the hedged item has affected profit or loss	€ 633	€ (324)